Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31, 2019	December 31, 2018
Cash in bank accounts	1,383,182	5,392,599
Cash on hand	1,538	608
Total cash and cash equivalents	1,384,720	5,393,207